Leases - Sale and Leaseback (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases
Cash outflow for leases	€ 4,234	€ 3,902
Mobile Base Station
Leases
Sale and leaseback, term of the lease	8 years
Net book value of assets derecognised	€ 548
Gain on disposal	4,100
Gain on proportion of sold asset that has been retained through the leaseback	€ 744